Executive and Supervisory Board Compensation (Details) - Executive Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Executive and Supervisory Board Compensation
Short-term employee benefits	€ 18,652	€ 16,634	€ 19,206
Share-based payment	23,646	25,723	23,942
Subtotal	42,298	42,357	43,148
Post-employment benefits	1,106	1,312	2,398
Thereof defined-benefit	250	423	1,792
Thereof defined-contribution	856	889	606
Total	€ 43,404	€ 43,669	€ 45,546